Income Tax - Summary Of Deductible Temporary Differences Of Income Tax Expenses (Detail) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Deductible Temporary Differences of Income Tax Expenses [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 225,903	$ 49,667
Canadian Tax losses [Member]
Disclosure of Deductible Temporary Differences of Income Tax Expenses [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	138,408
Canadian Capital assets [Member]
Disclosure of Deductible Temporary Differences of Income Tax Expenses [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	22,758
Canadian Accounting provisions & other accruals [Member]
Disclosure of Deductible Temporary Differences of Income Tax Expenses [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	26,363
Foreign Tax losses [Member]
Disclosure of Deductible Temporary Differences of Income Tax Expenses [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 38,374	$ 49,667